Summary of Significant Accounting Policies and Organization - Schedule of Antidilutive Securities of Earnings Per Share (Details) (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Mar. 20, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Warrants exercise price	$ 0.001	$ 0.001	$ 0.001	$ 0.2299	$ 0.001
Option exercise price	$ 0.1150		$ 0.1150